Offerings - Offering: 1	Sep. 16, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A shares representing limited liability company interests
Amount Registered | shares	5,405,000
Proposed Maximum Offering Price per Unit	20
Maximum Aggregate Offering Price	$ 108,100,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 16,550.11
Offering Note
(1)
The registrant previously registered securities with a proposed maximum aggregate offering price not to exceed $621,000,000 on a Registration Statement on Form S-1 (File No. 333-289823), which was declared effective by the Securities and Exchange Commission on September 16, 2025. In accordance with Rule 462(b) promulgated under the Securities Act of 1933, as amended, an additional amount of securities having a proposed maximum aggregate offering price of $108,100,000 is hereby registered, which includes the Class A shares representing limited liability company interests (“Class A shares”) that the underwriters have the option to purchase.
(2)
Includes Class A shares issuable upon exercise of the underwriters’ option to purchase additional Class A shares, if any.
(3)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended.